INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - gross carrying amounts (Details) - USD ($)
	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
As of the beginning of period	$ 41,515,106
As of the end of period	41,868,162
Office equipment
Property, plant and equipment
As of the beginning of period	188,280
As of the end of period	209,709
Vehicles
Property, plant and equipment
As of the beginning of period	1,149,455
As of the end of period	1,721,615
Equipment and computer software
Property, plant and equipment
As of the beginning of period	32,448
As of the end of period	51,755
Fixture and fittings
Property, plant and equipment
As of the beginning of period	3,679,075
As of the end of period	3,472,892
Machinery and equipment
Property, plant and equipment
As of the beginning of period	5,449,233
As of the end of period	5,243,338
Land and buildings
Property, plant and equipment
As of the beginning of period	29,746,076
As of the end of period	29,451,178
Buildings in progress
Property, plant and equipment
As of the beginning of period	1,270,539
As of the end of period	1,717,675
Gross carrying amount
Property, plant and equipment
As of the beginning of period	54,527,392	$ 57,059,972
Additions	1,755,975	1,007,253
Reclassifications		(1,187,885)
Disposals	(194,640)	(143,395)
Foreign currency translation	(49,791)	(6,275,510)
Revaluation	189,731	(3,318,976)
As of the end of period	55,849,205	53,779,411
Gross carrying amount | Office equipment
Property, plant and equipment
As of the beginning of period	579,882	629,119
Additions	42,546	16,919
Disposals	(5,103)
Foreign currency translation	1,474	(58,750)
As of the end of period	618,799	587,288
Gross carrying amount | Vehicles
Property, plant and equipment
As of the beginning of period	2,977,542	3,604,537
Additions	898,190	104,849
Reclassifications		(384,438)
Disposals	(189,537)	(143,395)
Foreign currency translation	33,791	(305,040)
As of the end of period	3,719,986	2,876,513
Gross carrying amount | Equipment and computer software
Property, plant and equipment
As of the beginning of period	465,679	955,657
Additions	37,882	8,631
Reclassifications		(390,125)
Foreign currency translation	3,477	(85,968)
As of the end of period	507,038	488,195
Gross carrying amount | Fixture and fittings
Property, plant and equipment
As of the beginning of period	5,480,431	6,438,430
Additions	1,506	19,026
Foreign currency translation	(32,276)	(709,698)
As of the end of period	5,449,661	5,747,758
Gross carrying amount | Machinery and equipment
Property, plant and equipment
As of the beginning of period	9,054,701	10,233,501
Additions	267,275	479,735
Reclassifications		(413,322)
Foreign currency translation	(170,499)	(1,120,114)
As of the end of period	9,151,477	9,179,800
Gross carrying amount | Land and buildings
Property, plant and equipment
As of the beginning of period	34,698,618	34,530,114
Additions	57,252	3,378
Foreign currency translation	118,430	(3,836,143)
Revaluation	189,731	(3,318,976)
As of the end of period	34,684,569	34,016,325
Gross carrying amount | Buildings in progress
Property, plant and equipment
As of the beginning of period	1,270,539	668,614
Additions	451,324	374,715
Foreign currency translation	(4,188)	(159,797)
As of the end of period	$ 1,717,675	$ 883,532